Derivative Financial Instruments and Hedging Activities (Narrative) (Details)	12 Months Ended				12 Months Ended							11 Months Ended		12 Months Ended									9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended							11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended
	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Apr. 28, 2013 USD ($)	Apr. 29, 2012 USD ($)	Apr. 28, 2013 Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Foreign Exchange Contract [Member] USD ($)	Jan. 25, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Jan. 25, 2012 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Dec. 28, 2014 Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Interest Rate Swap [Member] USD ($)	Apr. 28, 2013 Interest Rate Swap [Member] USD ($)	Dec. 28, 2014 Interest Rate Swap [Member] U.S. Dollar Remarketable Securities due December 2020 [Member]	Dec. 28, 2014 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Foreign Exchange Contract [Member] USD ($)	Dec. 28, 2014 Eurodollar Future [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Eurodollar Future [Member] Cross Currency Interest Rate Contract [Member] EUR (€)	Dec. 29, 2013 Other Income/(Expense), Net [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Other Income/(Expense), Net [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] customer	Dec. 29, 2013 Predecessor [Member] customer	Mar. 28, 2013 Predecessor [Member] customer	Jun. 07, 2013 Predecessor [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] customer	Dec. 28, 2014 Successor [Member] customer	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 28, 2014 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 28, 2014 United Kingdom, Pounds Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 United Kingdom, Pounds Cross Currency Interest Rate Contract [Member] GBP (£)	Dec. 28, 2014 Australia, Dollars Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Australia, Dollars Cross Currency Interest Rate Contract [Member] AUD	Dec. 28, 2014 Canada, Dollars Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Canada, Dollars Cross Currency Interest Rate Contract [Member] CAD	Dec. 28, 2014 Japan, Yen Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 28, 2014 Japan, Yen Cross Currency Interest Rate Contract [Member] JPY (¥)
Derivative [Line Items]
Derivative, notional amount									$ 7,900,000,000	$ 9,000,000,000	$ 160,000,000				$ 9,900,000,000	$ 8,300,000,000	$ 316,000,000	$ 4,600,000,000	$ 2,500,000,000	$ 873,000,000					$ 3,768,000,000	$ 1,010,000,000	$ 370,000,000
Derivative, fair value	434,000,000	109,000,000	11,000,000
Reduction to asset and liability positions if derivatives were netted	142,000,000	237,000,000	69,000,000
Gains/(losses) recognized in other expense, net																																				70,000,000
Income on swaps not designated as hedges																															0	0	(4,000,000)	0	0		(4,000,000)	0	0	0	0	0	0			118,000,000	0	(1,000,000)	0	0	0	0	0	(31,000,000)	151,000,000	(8,000,000)	(2,000,000)	0	0	0	0	0	0	0	0	(31,000,000)	76,000,000	(8,000,000)	(2,000,000)	118,000,000	0	0	0	0	0	0	0	0	75,000,000	0	0	0	0	(1,000,000)	0	0	0	0	0	0	0	0	0
Deferred losses to be amortized in the next 12 months																																															25,000,000
Hedge accounting adjustments related to debt obligations	0	0	122,000,000	(128,000,000)
Cash flow hedge gain (loss) to be reclassified within 12 months	(24,000,000)
Period of hedging forecasted transactions	2 years
Derivative fixed interest rate																					5.696%	5.696%																																																																								6.462%	6.462%	9.164%	9.164%	6.68%	6.68%	4.104%	4.104%
Derivative liability notional amount																						2,210,000,000																																																																									2,795,000,000		794,000,000		1,822,000,000		4,900,000,000
Derivative swaption interest rate																					6.15%	6.15%																																																																								6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%
Derivative asset notional amount																					3,000,000,000																																																																									4,500,000,000		750,000,000		1,600,000,000		50,000,000
Cross currency swap receipts and payments																							6,000,000	14,000,000
Total gains/(losses) recognized in statement of operations					4,000,000	9,000,000																									(6,000,000)	(10,000,000)	(3,000,000)													118,000,000	0	(4,000,000)	(19,000,000)	0	0	(5,000,000)	3,000,000	(27,000,000)	156,000,000	12,000,000	19,000,000
Derivative instrument term														3 years											3 years
Debt instrument face amount							119,000,000	119,000,000
Reduction in interest income												(2,000,000)
Unrealized gains/losses													1,000,000
Cash collateral													$ 34,000,000
Number of customers representing 10% of company sales																												1	1	1														1	1
Concentration risk, customer (percent)	.10